Financial structure and financial costs - Analysis by currency and interest rate (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 41,228	$ 38,083	$ 42,533
Percentage of net noncurrent debt	100.00%	100.00%	100.00%
U.S. Dollar
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 38,002	$ 34,789	$ 38,896
Percentage of net noncurrent debt	92.00%	91.00%	91.00%
Euro
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 2,206	$ 2,322	$ 2,083
Percentage of net noncurrent debt	5.00%	6.00%	5.00%
Norwegian krone
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 43	$ 40	$ 47
Percentage of net noncurrent debt	0.00%	0.00%	0.00%
Other currencies
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 977	$ 932	$ 1,507
Percentage of net noncurrent debt	3.00%	3.00%	4.00%
Fixed rate
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 30,922	$ 30,311	$ 33,533
Percentage of net noncurrent debt	75.00%	80.00%	79.00%
Floating rate
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 10,306	$ 7,772	$ 9,000
Percentage of net noncurrent debt	25.00%	20.00%	21.00%